Shareholder Report, Holdings (Details)	Aug. 31, 2024
Fidelity Natural Resources Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Fidelity Natural Resources Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity Natural Resources Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Fidelity Natural Resources Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Natural Resources Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Natural Resources Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Natural Resources Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Natural Resources Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Natural Resources Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Natural Resources Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Natural Resources Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	70.10%
Fidelity Natural Resources Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Fidelity Natural Resources Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Natural Resources Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Natural Resources Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	58.80%
Fidelity Natural Resources Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	29.50%
Fidelity Natural Resources Fund | Portugal
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Natural Resources Fund | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Natural Resources Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Natural Resources Fund | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Natural Resources Fund | Ghana
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Natural Resources Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.30%
Fidelity Natural Resources Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Utilities Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Select Utilities Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Select Utilities Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Utilities Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Select Utilities Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Utilities Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Utilities Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Utilities Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Utilities Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Utilities Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Utilities Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	62.20%
Select Utilities Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.20%
Select Utilities Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Select Utilities Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Utilities Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Utilities Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.00%
Select Utilities Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Consumer Staples Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Consumer Staples Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Consumer Staples Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Consumer Staples Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Consumer Staples Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Consumer Staples Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Staples Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Consumer Staples Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Consumer Staples Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Consumer Staples Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Consumer Staples Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Consumer Staples Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Staples Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Consumer Staples Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Consumer Staples Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor Consumer Staples Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Consumer Staples Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Consumer Staples Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Consumer Staples Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Consumer Staples Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Consumer Staples Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Consumer Staples Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Consumer Staples Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Staples Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Consumer Staples Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Consumer Staples Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Consumer Staples Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Consumer Staples Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Consumer Staples Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Staples Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Consumer Staples Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Consumer Staples Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor Consumer Staples Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Consumer Staples Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Gold Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Gold Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Gold Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Gold Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Gold Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Gold Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Gold Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Gold Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Gold Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Gold Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Fidelity Advisor Gold Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class Z | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Gold Fund - Class Z | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Gold Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class Z | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class Z | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Gold Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Gold Fund - Class Z | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Gold Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Gold Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Gold Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Gold Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Gold Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Gold Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Gold Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Gold Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Gold Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Gold Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Fidelity Advisor Gold Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class I | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Gold Fund - Class I | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Gold Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class I | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class I | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Gold Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Gold Fund - Class I | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Consumer Staples Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Consumer Staples Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Consumer Staples Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Consumer Staples Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Consumer Staples Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Consumer Staples Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Staples Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Consumer Staples Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Consumer Staples Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Consumer Staples Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Consumer Staples Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Consumer Staples Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Staples Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Consumer Staples Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Consumer Staples Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor Consumer Staples Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Consumer Staples Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Software and IT Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Select Software and IT Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Select Software and IT Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Select Software and IT Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Software and IT Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Software and IT Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Software and IT Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Software and IT Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Software and IT Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Software and IT Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Software and IT Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	71.90%
Select Software and IT Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Select Software and IT Services Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Select Software and IT Services Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Software and IT Services Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Software and IT Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Select Software and IT Services Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Software and IT Services Portfolio | Ireland
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Software and IT Services Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Software and IT Services Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Software and IT Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Select Software and IT Services Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Materials Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Materials Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Materials Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Materials Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Materials Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Materials Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Materials Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Materials Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Materials Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Fidelity Advisor Materials Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Materials Fund - Class M | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Materials Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Materials Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Telecommunications Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Select Telecommunications Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Select Telecommunications Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Telecommunications Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Telecommunications Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Telecommunications Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Telecommunications Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Telecommunications Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Telecommunications Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Telecommunications Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Telecommunications Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Select Telecommunications Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Select Telecommunications Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Telecommunications Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Telecommunications Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Telecommunications Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Select Telecommunications Portfolio | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Telecommunications Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Telecommunications Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.40%
Select Telecommunications Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Communication Services Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Communication Services Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Communication Services Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Communication Services Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Communication Services Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Communication Services Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Communication Services Fund - Class M | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class M | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class M | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class M | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Advisor Communication Services Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Communication Services Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Communication Services Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Communication Services Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Communication Services Fund - Class M | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Communication Services Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Materials Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Materials Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Materials Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Materials Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Materials Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Materials Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Materials Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Materials Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Materials Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Fidelity Advisor Materials Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Materials Fund - Class Z | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class Z | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Materials Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Materials Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Communication Services Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Communication Services Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Communication Services Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Communication Services Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Communication Services Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Communication Services Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Communication Services Fund - Class Z | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class Z | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class Z | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class Z | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Advisor Communication Services Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Communication Services Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Communication Services Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Communication Services Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Communication Services Fund - Class Z | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Communication Services Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Industrials Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Select Industrials Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Industrials Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Industrials Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Industrials Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Industrials Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Industrials Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Industrials Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Industrials Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Industrials Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Industrials Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.70%
Select Industrials Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	19.60%
Select Industrials Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Select Industrials Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Select Industrials Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Select Industrials Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Industrials Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Industrials Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Industrials Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Industrials Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Industrials Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Industrials Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Industrials Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Banking Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Select Banking Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Select Banking Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Banking Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Select Banking Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Banking Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Banking Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Banking Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Banking Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Banking Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Banking Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	97.60%
Select Banking Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Banking Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Banking Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Banking Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	94.90%
Select Banking Portfolio | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Banking Portfolio | Cyprus
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Banking Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	100.10%
Fidelity Advisor Telecommunications Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Telecommunications Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Telecommunications Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Telecommunications Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Telecommunications Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Telecommunications Fund - Class Z | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Fidelity Advisor Telecommunications Fund - Class Z | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Telecommunications Fund - Class Z | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class Z | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Telecommunications Fund - Class Z | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Telecommunications Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Telecommunications Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.40%
Fidelity Advisor Telecommunications Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Gold Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Gold Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Gold Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Gold Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Gold Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Gold Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Gold Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Gold Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Gold Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Gold Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Fidelity Advisor Gold Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class M | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class M | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Gold Fund - Class M | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Gold Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class M | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class M | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Gold Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Gold Fund - Class M | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select FinTech Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Select FinTech Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Select FinTech Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Select FinTech Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Select FinTech Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select FinTech Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select FinTech Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select FinTech Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select FinTech Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select FinTech Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select FinTech Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Select FinTech Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Select FinTech Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Select FinTech Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select FinTech Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	89.50%
Select FinTech Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select FinTech Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select FinTech Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select FinTech Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select FinTech Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Select FinTech Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Gold Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Select Gold Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Select Gold Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Select Gold Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Select Gold Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Gold Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Gold Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Gold Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Gold Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Gold Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Gold Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Select Gold Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Gold Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Select Gold Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Select Gold Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Gold Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Select Gold Portfolio | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Gold Portfolio | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Select Gold Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Gold Portfolio | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Gold Portfolio | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Gold Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Select Gold Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Gold Portfolio | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Materials Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Materials Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Materials Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Materials Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Materials Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Materials Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Materials Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Materials Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Materials Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Fidelity Advisor Materials Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Materials Fund - Class I | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class I | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Materials Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Materials Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Communication Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Select Communication Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Select Communication Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Communication Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Communication Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Communication Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Communication Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Communication Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Communication Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Communication Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Communication Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Select Communication Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Select Communication Services Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Select Communication Services Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Select Communication Services Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Communication Services Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Communication Services Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Communication Services Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Communication Services Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Communication Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Select Communication Services Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Communication Services Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Communication Services Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Communication Services Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Communication Services Portfolio | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Communication Services Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Communication Services Portfolio | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Select Communication Services Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Communication Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Select Communication Services Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Materials Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Materials Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Materials Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Materials Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Materials Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Materials Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Materials Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Materials Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Materials Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Fidelity Advisor Materials Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Materials Fund - Class C | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Materials Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Materials Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Biotechnology Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Select Biotechnology Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Select Biotechnology Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Biotechnology Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Biotechnology Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Biotechnology Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Biotechnology Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Biotechnology Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Biotechnology Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Biotechnology Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Biotechnology Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.20%
Select Biotechnology Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Select Biotechnology Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Biotechnology Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Biotechnology Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Biotechnology Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Biotechnology Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Biotechnology Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	88.70%
Select Biotechnology Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Biotechnology Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Biotechnology Portfolio | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Biotechnology Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Biotechnology Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Biotechnology Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Biotechnology Portfolio | Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Biotechnology Portfolio | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Biotechnology Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.80%
Select Biotechnology Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Biotechnology Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Environment and Alternative Energy Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Environment and Alternative Energy Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity Environment and Alternative Energy Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Environment and Alternative Energy Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Environment and Alternative Energy Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Environment and Alternative Energy Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Environment and Alternative Energy Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Environment and Alternative Energy Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Fidelity Environment and Alternative Energy Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Environment and Alternative Energy Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Environment and Alternative Energy Fund | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Environment and Alternative Energy Fund | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Environment and Alternative Energy Fund | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	9.10%
Fidelity Environment and Alternative Energy Fund | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Environment and Alternative Energy Fund | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Environment and Alternative Energy Fund | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Environment and Alternative Energy Fund | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Environment and Alternative Energy Fund | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity Environment and Alternative Energy Fund | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Environment and Alternative Energy Fund | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	32.10%
Fidelity Environment and Alternative Energy Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Fidelity Environment and Alternative Energy Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Environment and Alternative Energy Fund | China
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Environment and Alternative Energy Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Environment and Alternative Energy Fund | Denmark
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Environment and Alternative Energy Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Environment and Alternative Energy Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.90%
Fidelity Environment and Alternative Energy Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Environment and Alternative Energy Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Automotive Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Select Automotive Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Select Automotive Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Select Automotive Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Select Automotive Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Select Automotive Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Automotive Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Automotive Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Automotive Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Automotive Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Automotive Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	53.60%
Select Automotive Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Select Automotive Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Select Automotive Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Automotive Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Automotive Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Select Automotive Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Automotive Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Automotive Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Automotive Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	70.90%
Select Automotive Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Automotive Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Select Automotive Portfolio | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Select Automotive Portfolio | Sweden
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Automotive Portfolio | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Automotive Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Select Automotive Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Automotive Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Consumer Discretionary Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Select Consumer Discretionary Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Select Consumer Discretionary Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Consumer Discretionary Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Consumer Discretionary Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Consumer Discretionary Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Consumer Discretionary Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Consumer Discretionary Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Consumer Discretionary Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Consumer Discretionary Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Consumer Discretionary Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	26.00%
Select Consumer Discretionary Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.90%
Select Consumer Discretionary Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	19.30%
Select Consumer Discretionary Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Select Consumer Discretionary Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Select Consumer Discretionary Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Consumer Discretionary Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Consumer Discretionary Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Consumer Discretionary Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Consumer Discretionary Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Consumer Discretionary Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Select Consumer Discretionary Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Consumer Discretionary Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Consumer Discretionary Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Consumer Discretionary Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Consumer Discretionary Portfolio | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Consumer Discretionary Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Select Consumer Discretionary Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Gold Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Gold Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Gold Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Gold Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Gold Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Gold Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Gold Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Gold Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Gold Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Gold Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Fidelity Advisor Gold Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class A | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Gold Fund - Class A | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Gold Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class A | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class A | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Gold Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Gold Fund - Class A | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Semiconductors Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.80%
Select Semiconductors Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Select Semiconductors Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Select Semiconductors Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Semiconductors Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Semiconductors Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Semiconductors Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Semiconductors Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Semiconductors Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Semiconductors Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Semiconductors Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	94.30%
Select Semiconductors Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Semiconductors Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Semiconductors Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Semiconductors Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	78.10%
Select Semiconductors Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Semiconductors Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Semiconductors Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Semiconductors Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Select Semiconductors Portfolio | Israel
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Semiconductors Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Select Semiconductors Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Semiconductors Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Semiconductors Portfolio | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Brokerage and Investment Management Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Select Brokerage and Investment Management Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Select Brokerage and Investment Management Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Brokerage and Investment Management Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Select Brokerage and Investment Management Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Brokerage and Investment Management Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Brokerage and Investment Management Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Brokerage and Investment Management Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Brokerage and Investment Management Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Brokerage and Investment Management Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Brokerage and Investment Management Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Select Brokerage and Investment Management Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Brokerage and Investment Management Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	97.00%
Select Brokerage and Investment Management Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Brokerage and Investment Management Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Brokerage and Investment Management Portfolio | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Brokerage and Investment Management Portfolio | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Brokerage and Investment Management Portfolio | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Brokerage and Investment Management Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Select Brokerage and Investment Management Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Chemicals Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.40%
Select Chemicals Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Select Chemicals Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Select Chemicals Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Chemicals Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Chemicals Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Chemicals Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Chemicals Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Chemicals Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Chemicals Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Chemicals Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Select Chemicals Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Select Chemicals Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Chemicals Portfolio | Argentina
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Chemicals Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Select Chemicals Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Communication Services Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Communication Services Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Communication Services Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Communication Services Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Communication Services Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Communication Services Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Communication Services Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class I | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class I | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Advisor Communication Services Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Communication Services Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Communication Services Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Communication Services Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Communication Services Fund - Class I | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Communication Services Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Tech Hardware Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Select Tech Hardware Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Select Tech Hardware Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	11.00%
Select Tech Hardware Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Select Tech Hardware Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select Tech Hardware Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Tech Hardware Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Tech Hardware Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Tech Hardware Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Tech Hardware Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Tech Hardware Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	38.50%
Select Tech Hardware Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	28.70%
Select Tech Hardware Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Select Tech Hardware Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Select Tech Hardware Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Tech Hardware Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Tech Hardware Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Tech Hardware Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Select Tech Hardware Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Select Tech Hardware Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Tech Hardware Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Select Tech Hardware Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Tech Hardware Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Select Tech Hardware Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.70%
Select Tech Hardware Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Tech Hardware Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Gold Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Advisor Gold Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Fidelity Advisor Gold Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Fidelity Advisor Gold Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Gold Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Gold Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Gold Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Fidelity Advisor Gold Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Gold Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Gold Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	60.30%
Fidelity Advisor Gold Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Gold Fund - Class C | Brazil
Holdings [Line Items]
Percent of Net Asset Value	10.30%
Fidelity Advisor Gold Fund - Class C | Australia
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Gold Fund - Class C | South Africa
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Gold Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Gold Fund - Class C | Burkina Faso
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Gold Fund - Class C | Egypt
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Gold Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.40%
Fidelity Advisor Gold Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Gold Fund - Class C | AAOtherInvestmentsMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Materials Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Fidelity Advisor Materials Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Fidelity Advisor Materials Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Materials Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity Advisor Materials Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Materials Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Materials Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Materials Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Materials Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Fidelity Advisor Materials Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Fidelity Advisor Materials Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Materials Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Materials Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Fidelity Advisor Materials Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Materials Fund - Class A | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Materials Fund - Class A | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity Advisor Materials Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Fidelity Advisor Materials Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Telecommunications Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Telecommunications Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Telecommunications Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Telecommunications Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Telecommunications Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Telecommunications Fund - Class M | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Fidelity Advisor Telecommunications Fund - Class M | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Telecommunications Fund - Class M | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class M | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Telecommunications Fund - Class M | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Telecommunications Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Telecommunications Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.40%
Fidelity Advisor Telecommunications Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Telecommunications Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Telecommunications Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Telecommunications Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Telecommunications Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Telecommunications Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Telecommunications Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Fidelity Advisor Telecommunications Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Telecommunications Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Telecommunications Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Telecommunications Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Telecommunications Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.40%
Fidelity Advisor Telecommunications Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Communication Services Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Communication Services Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Communication Services Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Communication Services Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Communication Services Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Communication Services Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Communication Services Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class A | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class A | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Advisor Communication Services Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Communication Services Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Communication Services Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Communication Services Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Communication Services Fund - Class A | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Communication Services Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Pharmaceuticals Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Select Pharmaceuticals Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Select Pharmaceuticals Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Select Pharmaceuticals Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Select Pharmaceuticals Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Pharmaceuticals Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Pharmaceuticals Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Pharmaceuticals Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Pharmaceuticals Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Pharmaceuticals Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Pharmaceuticals Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	74.00%
Select Pharmaceuticals Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Select Pharmaceuticals Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Pharmaceuticals Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Pharmaceuticals Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Pharmaceuticals Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Pharmaceuticals Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Pharmaceuticals Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Pharmaceuticals Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	66.80%
Select Pharmaceuticals Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Pharmaceuticals Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Select Pharmaceuticals Portfolio | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Pharmaceuticals Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Pharmaceuticals Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Pharmaceuticals Portfolio | Denmark
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Select Pharmaceuticals Portfolio | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Pharmaceuticals Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Pharmaceuticals Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.20%
Select Pharmaceuticals Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Pharmaceuticals Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Pharmaceuticals Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Consumer Staples Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Select Consumer Staples Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Select Consumer Staples Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Select Consumer Staples Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Select Consumer Staples Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Select Consumer Staples Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Consumer Staples Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Consumer Staples Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Consumer Staples Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Consumer Staples Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Consumer Staples Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Select Consumer Staples Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Select Consumer Staples Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Select Consumer Staples Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Select Consumer Staples Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Select Consumer Staples Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Select Consumer Staples Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Consumer Staples Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Select Consumer Staples Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Consumer Staples Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Consumer Staples Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Select Consumer Staples Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Medical Technology and Devices Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	13.10%
Select Medical Technology and Devices Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Select Medical Technology and Devices Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Select Medical Technology and Devices Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Select Medical Technology and Devices Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Select Medical Technology and Devices Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Medical Technology and Devices Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Medical Technology and Devices Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Medical Technology and Devices Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Medical Technology and Devices Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Medical Technology and Devices Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	55.00%
Select Medical Technology and Devices Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	32.60%
Select Medical Technology and Devices Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Medical Technology and Devices Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Medical Technology and Devices Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Medical Technology and Devices Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Medical Technology and Devices Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Medical Technology and Devices Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Medical Technology and Devices Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	98.50%
Select Medical Technology and Devices Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Medical Technology and Devices Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Medical Technology and Devices Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Medical Technology and Devices Portfolio | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Medical Technology and Devices Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	96.60%
Select Medical Technology and Devices Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Medical Technology and Devices Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Medical Technology and Devices Portfolio | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Medical Technology and Devices Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Telecommunications Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Telecommunications Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Telecommunications Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Telecommunications Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Telecommunications Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Telecommunications Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Fidelity Advisor Telecommunications Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Telecommunications Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Telecommunications Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Telecommunications Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Telecommunications Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.40%
Fidelity Advisor Telecommunications Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Enterprise Technology Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.60%
Select Enterprise Technology Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Select Enterprise Technology Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Enterprise Technology Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Enterprise Technology Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Enterprise Technology Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Enterprise Technology Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Enterprise Technology Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Enterprise Technology Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Select Enterprise Technology Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Enterprise Technology Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	59.50%
Select Enterprise Technology Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	24.00%
Select Enterprise Technology Services Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Select Enterprise Technology Services Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Enterprise Technology Services Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Enterprise Technology Services Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Enterprise Technology Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
Select Enterprise Technology Services Portfolio | Ireland
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Enterprise Technology Services Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Enterprise Technology Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Select Enterprise Technology Services Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Wireless Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Select Wireless Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Select Wireless Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Select Wireless Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Select Wireless Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Wireless Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Wireless Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Wireless Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Select Wireless Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Wireless Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Wireless Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Select Wireless Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.40%
Select Wireless Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Select Wireless Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Select Wireless Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Select Wireless Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Select Wireless Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Wireless Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Wireless Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Wireless Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Wireless Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	83.70%
Select Wireless Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Wireless Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Wireless Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Wireless Portfolio | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Wireless Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Wireless Portfolio | Spain
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Select Wireless Portfolio | India
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Wireless Portfolio | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Wireless Portfolio | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Wireless Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Select Wireless Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity Advisor Telecommunications Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	23.30%
Fidelity Advisor Telecommunications Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	19.70%
Fidelity Advisor Telecommunications Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Telecommunications Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity Advisor Telecommunications Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Telecommunications Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Telecommunications Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity Advisor Telecommunications Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	75.80%
Fidelity Advisor Telecommunications Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Fidelity Advisor Telecommunications Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Telecommunications Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Advisor Telecommunications Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Telecommunications Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	92.50%
Fidelity Advisor Telecommunications Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Telecommunications Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Telecommunications Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	93.40%
Fidelity Advisor Telecommunications Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Leisure Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Select Leisure Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Select Leisure Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Select Leisure Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Select Leisure Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Select Leisure Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Leisure Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Leisure Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Leisure Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Leisure Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Leisure Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Select Leisure Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Leisure Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Select Leisure Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Leisure Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Leisure Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Leisure Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Leisure Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	95.20%
Select Leisure Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Leisure Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Leisure Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Select Leisure Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Staples Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Consumer Staples Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Consumer Staples Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Consumer Staples Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Consumer Staples Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Consumer Staples Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Staples Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Consumer Staples Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Consumer Staples Fund - Class A | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Consumer Staples Fund - Class A | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Consumer Staples Fund - Class A | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Consumer Staples Fund - Class A | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Staples Fund - Class A | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Consumer Staples Fund - Class A | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Consumer Staples Fund - Class A | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor Consumer Staples Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Consumer Staples Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Communication Services Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Fidelity Advisor Communication Services Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Communication Services Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity Advisor Communication Services Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Communication Services Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Communication Services Fund - Class C | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	52.60%
Fidelity Advisor Communication Services Fund - Class C | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.60%
Fidelity Advisor Communication Services Fund - Class C | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Communication Services Fund - Class C | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Communication Services Fund - Class C | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Communication Services Fund - Class C | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Communication Services Fund - Class C | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class C | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class C | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.70%
Fidelity Advisor Communication Services Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Communication Services Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Communication Services Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Communication Services Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity Advisor Communication Services Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Communication Services Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Communication Services Fund - Class C | Japan
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Communication Services Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.90%
Fidelity Advisor Communication Services Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Select Defense and Aerospace Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Select Defense and Aerospace Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Select Defense and Aerospace Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Select Defense and Aerospace Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Select Defense and Aerospace Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Select Defense and Aerospace Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Defense and Aerospace Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Defense and Aerospace Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Defense and Aerospace Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Select Defense and Aerospace Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Defense and Aerospace Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	96.00%
Select Defense and Aerospace Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Defense and Aerospace Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Defense and Aerospace Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Defense and Aerospace Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	95.30%
Select Defense and Aerospace Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Defense and Aerospace Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Defense and Aerospace Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Defense and Aerospace Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Defense and Aerospace Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Select Defense and Aerospace Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Transportation Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Select Transportation Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Select Transportation Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Select Transportation Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Transportation Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Transportation Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Transportation Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Transportation Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Transportation Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Transportation Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Transportation Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	53.80%
Select Transportation Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Select Transportation Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Select Transportation Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Select Transportation Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Transportation Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Transportation Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.80%
Select Transportation Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Transportation Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Transportation Portfolio | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Transportation Portfolio | Panama
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Transportation Portfolio | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Transportation Portfolio | Monaco
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Transportation Portfolio | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Transportation Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Select Transportation Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Health Care Services Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.70%
Select Health Care Services Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Select Health Care Services Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Select Health Care Services Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Health Care Services Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Health Care Services Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Health Care Services Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Health Care Services Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Health Care Services Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Health Care Services Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Health Care Services Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Health Care Services Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Health Care Services Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Health Care Services Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Health Care Services Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Health Care Services Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Materials Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Select Materials Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Select Materials Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Select Materials Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Select Materials Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Materials Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Materials Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Materials Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Materials Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Materials Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Materials Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	61.60%
Select Materials Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Select Materials Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Select Materials Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Materials Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	89.90%
Select Materials Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Select Materials Portfolio | Zambia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Materials Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Materials Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.20%
Select Materials Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Insurance Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Select Insurance Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Select Insurance Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Select Insurance Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Select Insurance Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Select Insurance Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Insurance Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Insurance Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Insurance Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Insurance Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Insurance Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	92.90%
Select Insurance Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Insurance Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	98.00%
Select Insurance Portfolio | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Insurance Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Select Insurance Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Health Care Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Select Health Care Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Select Health Care Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Select Health Care Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Health Care Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Health Care Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Select Health Care Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Select Health Care Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Select Health Care Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Health Care Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Health Care Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	24.30%
Select Health Care Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Select Health Care Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	22.50%
Select Health Care Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	16.60%
Select Health Care Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Select Health Care Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Health Care Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Health Care Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	91.90%
Select Health Care Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Select Health Care Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Health Care Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Health Care Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Health Care Portfolio | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Health Care Portfolio | Denmark
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Health Care Portfolio | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Health Care Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.10%
Select Health Care Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Health Care Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Select Health Care Portfolio | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Health Care Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Construction and Housing Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.20%
Select Construction and Housing Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Select Construction and Housing Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Construction and Housing Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Construction and Housing Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Construction and Housing Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Construction and Housing Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Construction and Housing Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Construction and Housing Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Construction and Housing Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Construction and Housing Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	33.30%
Select Construction and Housing Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	22.30%
Select Construction and Housing Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Select Construction and Housing Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Select Construction and Housing Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.00%
Select Construction and Housing Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Select Construction and Housing Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Construction and Housing Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Construction and Housing Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Construction and Housing Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Select Construction and Housing Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Select Construction and Housing Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.60%
Select Construction and Housing Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Financials Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Select Financials Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Select Financials Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Select Financials Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Select Financials Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Select Financials Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Select Financials Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Financials Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Financials Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Select Financials Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Select Financials Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	34.50%
Select Financials Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.00%
Select Financials Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.50%
Select Financials Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Select Financials Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Financials Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Financials Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Select Financials Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Financials Portfolio | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Select Financials Portfolio | GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Financials Portfolio | Mexico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Select Financials Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Select Financials Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Energy Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.90%
Select Energy Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Select Energy Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Energy Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Select Energy Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Select Energy Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Select Energy Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Select Energy Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Energy Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Select Energy Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Select Energy Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	80.60%
Select Energy Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Select Energy Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Select Energy Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Energy Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	82.80%
Select Energy Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	13.50%
Select Energy Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Select Energy Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Energy Portfolio | Norway
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Energy Portfolio | Cameroon
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Energy Portfolio | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Energy Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.60%
Select Energy Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Select Retailing Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	25.30%
Select Retailing Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Select Retailing Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Select Retailing Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Select Retailing Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Select Retailing Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Select Retailing Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Select Retailing Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Retailing Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Select Retailing Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Retailing Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Select Retailing Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	30.00%
Select Retailing Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Select Retailing Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Select Retailing Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Retailing Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Retailing Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Select Retailing Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Retailing Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	91.00%
Select Retailing Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Select Retailing Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Retailing Portfolio | Brazil
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Retailing Portfolio | France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Select Retailing Portfolio | Germany
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Retailing Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Select Retailing Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Consumer Staples Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity Advisor Consumer Staples Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Fidelity Advisor Consumer Staples Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Consumer Staples Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Consumer Staples Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Fidelity Advisor Consumer Staples Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Consumer Staples Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Consumer Staples Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity Advisor Consumer Staples Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Consumer Staples Fund - Class I | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	39.60%
Fidelity Advisor Consumer Staples Fund - Class I | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity Advisor Consumer Staples Fund - Class I | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	14.30%
Fidelity Advisor Consumer Staples Fund - Class I | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Fidelity Advisor Consumer Staples Fund - Class I | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Consumer Staples Fund - Class I | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Consumer Staples Fund - Class I | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	95.10%
Fidelity Advisor Consumer Staples Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Consumer Staples Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Consumer Staples Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Consumer Staples Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Select Technology Portfolio | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Select Technology Portfolio | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Select Technology Portfolio | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Select Technology Portfolio | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Technology Portfolio | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Technology Portfolio | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Select Technology Portfolio | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Select Technology Portfolio | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Select Technology Portfolio | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Technology Portfolio | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Select Technology Portfolio | TI0Member
Holdings [Line Items]
Percent of Net Asset Value	42.00%
Select Technology Portfolio | TI1Member
Holdings [Line Items]
Percent of Net Asset Value	21.10%
Select Technology Portfolio | TI2Member
Holdings [Line Items]
Percent of Net Asset Value	20.40%
Select Technology Portfolio | TI3Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Technology Portfolio | TI4Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Technology Portfolio | TI5Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Select Technology Portfolio | TI6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Select Technology Portfolio | TI7Member
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Select Technology Portfolio | TI8Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Technology Portfolio | TI9Member
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Select Technology Portfolio | United States
Holdings [Line Items]
Percent of Net Asset Value	91.40%
Select Technology Portfolio | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Select Technology Portfolio | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Select Technology Portfolio | China
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Select Technology Portfolio | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Select Technology Portfolio | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Select Technology Portfolio | Israel
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Technology Portfolio | Korea, Republic of
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Technology Portfolio | Estonia
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Select Technology Portfolio | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	94.80%
Select Technology Portfolio | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Select Technology Portfolio | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Select Technology Portfolio | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%